Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Effective tax rate		21.00%	(20.90%)	21.00%	(1143.30%)	261.10%	47.30%
Base Percentage Used To Calculate Minimum Taxable Income						3.00%
Income Tax Examination, Increase (Decrease) in Liability from Prior Year							$ 286
Non Deductible Income Loss, Fair Value Adjustment Warrant Liability						$ 24,901
Effective Income Tax Rate Reconciliation Nondeductible Expense Change Fair Value Of Warrant Liability						122.50%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent						224.30%	19.30%
Income Tax [Member]
Income Tax [Line Items]
Effective tax rate				25.00%		25.00%
Colombian Tax [Member]
Income Tax [Line Items]
Effective tax rate	25.00%
CREE Tax [Member]
Income Tax [Line Items]
Effective tax rate				9.00%		9.00%
Earnout Liability [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount, Total						$ 10,858	$ 10,807
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent						53.40%	20.40%